DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Risk received in credit swaps - Notional	R$ 1,840,305	R$ 1,954,290
- Debt securities issued by companies	1,195,369	783,357
- Brazilian government bonds	644,936	714,560
- Foreign government bonds		456,373
Risk transferred in credit swaps - Notional	(137,560)	(1,120,806)
- Companies bonds	(137,560)	(154,807)
- Brazilian government bonds		(705,922)
- Foreign government bonds		R$ (260,077)